Consolidated Statements of Changes in Equity - CLP ($) $ in Thousands		Issued Capital Opening balance adjustment IAS 21	Issued Capital	Total other reserves Adjustment application IAS 21	[3]	Total other reserves Opening balance adjustment IAS 21	Total other reserves	Reserves for exchange differences on translation Adjustment application IAS 21	[3]	Reserves for exchange differences on translation Opening balance adjustment IAS 21	Reserves for exchange differences on translation	Cash flow hedge reserve Opening balance adjustment IAS 21	Cash flow hedge reserve	Actuarial gains or losses on employee benefits Opening balance adjustment IAS 21	Actuarial gains or losses on employee benefits	Other reserves Opening balance adjustment IAS 21	Other reserves	Retained Earnings Opening balance adjustment IAS 21	Retained Earnings	Equity attributable to owners of the controller Adjustment application IAS 21	[3]	Equity attributable to owners of the controller Opening balance adjustment IAS 21	Equity attributable to owners of the controller	Non-controlling interests Adjustment application IAS 21	[3]	Non-controlling interests Opening balance adjustment IAS 21	Non-controlling interests	Adjustment application IAS 21	[3]	Opening balance adjustment IAS 21	Total
Opening balance at Dec. 31, 2022			$ 270,737,574				$ (132,452,557)				$ (495,483,366)		$ (62,344,501)		$ (7,776,316)		$ 433,151,626		$ 716,975,127				$ 855,260,144				$ 28,142,508				$ 883,402,652
Comprehensive income
Net income																			171,441,410				171,441,410				3,070,077				174,511,487
Other comprehensive income							(21,306,285)				(61,349,533)		38,280,115		1,763,133								(21,306,285)				140,258				(21,166,027)
Comprehensive income							(21,306,285)				(61,349,533)		38,280,115		1,763,133				171,441,410				150,135,125				3,210,335				153,345,460
Dividends																			(167,968,886)				(167,968,886)				(777,956)				(168,746,842)
Increase (decrease) due to other changes	[1]																		48,864,144				48,864,144				4,120,000				52,984,144
Total changes in equity							(21,306,285)				(61,349,533)		38,280,115		1,763,133				52,336,668				31,030,383				6,552,379				37,582,762
Ending balance at Dec. 31, 2023			270,737,574				(153,758,842)				(556,832,899)		(24,064,386)		(6,013,183)		433,151,626		769,311,795				886,290,527				34,694,887				920,985,414
Comprehensive income
Net income																			232,662,884				232,662,884				1,981,241				234,644,125
Other comprehensive income							(32,315,693)				(42,426,360)		12,184,553		(2,073,886)								(32,315,693)				360,586				(31,955,107)
Comprehensive income							(32,315,693)				(42,426,360)		12,184,553		(2,073,886)				232,662,884				200,347,191				2,341,827				202,689,018
Dividends																			(265,370,962)				(265,370,962)				(1,421,402)				(266,792,364)
Increase (decrease) due to other changes	[2]																		155,142,436				155,142,436				2,372,516				157,514,952
Total changes in equity							(32,315,693)				(42,426,360)		12,184,553		(2,073,886)				122,434,358				90,118,665				3,292,941				93,411,606
Ending balance at Dec. 31, 2024		$ 270,737,574	270,737,574	$ (43,362,869)		$ (229,437,404)	(186,074,535)	$ (43,362,869)		$ (642,622,128)	(599,259,259)	$ (11,879,833)	(11,879,833)	$ (8,087,069)	(8,087,069)	$ 433,151,626	433,151,626	$ 891,746,153	891,746,153	$ (43,362,869)		$ 933,046,323	976,409,192	$ (7,532)		$ 37,980,296	37,987,828	$ (43,370,401)		$ 971,026,619	1,014,397,020
Comprehensive income
Net income																			268,696,936				268,696,936				1,780,479				270,477,415
Other comprehensive income							(53,360,366)				(39,294,032)		(13,927,263)		(139,071)								(53,360,366)				462,194				(52,898,172)
Comprehensive income							(53,360,366)				(39,294,032)		(13,927,263)		(139,071)				268,696,936				215,336,570				2,242,673				217,579,243
Dividends																			(54,664,430)				(54,664,430)								(54,664,430)
Increase (decrease) due to other changes	[2]																		63,680,334				63,680,334				(1,067,918)				62,612,416
Total changes in equity							(53,360,366)				(39,294,032)		(13,927,263)		(139,071)				277,712,840				224,352,474				1,174,755				225,527,229
Ending balance at Dec. 31, 2025			$ 270,737,574				$ (282,797,770)				$ (681,916,160)		$ (25,807,096)		$ (8,226,140)		$ 433,151,626		$ 1,169,458,993				$ 1,157,398,797				$ 39,155,051				$ 1,196,553,848

[1]	Corresponds mainly to inflation effects on the equity of our Subsidiaries in Argentina (see Note 2.5.1)
[2]	Mainly corresponds to the effects of inflation on the equity of our subsidiaries in Argentina (see Note 2.5.1).
[3]	Corresponds to the impact of the application of Amendments to IAS 21 – Lack of Exchangeability, see Note 2.23.1.